Fair Value of Financial Instruments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value of an impaired loan	$ 11,079,526	$ 5,192,258
Impaired loans, allowance for loan losses	2,296,603	1,093,227
Fair value adjustment to OREO due to declines or impairment after foreclosure	$ 276,400	$ 309,797